6. Stockholders' Equity (Details - Warrant activity) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Warrants outstanding, beginning	214,744	0
Warrants issued	523,166	214,744
Warrants outstanding, ending balance	737,910	214,744
Weighted average exercise price, warrants outstanding, beginning balance	$ 1.00
Weighted average exercise price, warrants issued	1.50	1.00
Weighted average exercise price, warrants outstanding, ending balance	$ 1.35	$ 1.00
Average remaining contractual life, warrants issued	2 years 9 months	4 years 3 months
Average remaining contractual life, warrants outstanding	3 years 2 months 5 days	4 years 3 months